SHARE-BASED PAYMENTS - Stock-based Compensation - Stock options granted (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total grant-date fair value of the options granted	$ 4,696,605	$ 46,253
Unrecognized compensation cost related to non-vested stock option	$ 1,057,036
Share-based arrangement, non-vested weighted average period	2 years 3 months 10 days
Sales and Marketing Expense
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 551,948	0
General and Administrative Expense.
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense	$ 3,325,897	$ 144,775